Significant Accounting Policies - Schedule of concentration of credit risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Revenue	¥ 4,373,153	¥ 3,284,525	¥ 2,045,152
Accounts receivable, net	441,414	260,958
Revenue | Customer concentration risk | Customer A
Significant Accounting Policies
Revenue	¥ 1,477,333	¥ 950,542	¥ 539,136
Concentration risk, percentage	34.00%	29.00%	26.00%
Revenue | Customer concentration risk | Customer B
Significant Accounting Policies
Revenue	¥ 987,973	¥ 594,564	¥ 207,350
Concentration risk, percentage	23.00%	18.00%	10.00%
Revenue | Customer concentration risk | Customer C
Significant Accounting Policies
Revenue	¥ 458,931
Concentration risk, percentage	10.00%
Revenue | Customer concentration risk | Customer D
Significant Accounting Policies
Revenue		¥ 410,875	¥ 229,038
Concentration risk, percentage		13.00%	11.00%
Revenue | Customer concentration risk | Customer E
Significant Accounting Policies
Revenue			¥ 385,860
Concentration risk, percentage			19.00%
Accounts receivable | Customer concentration risk | Customer A
Significant Accounting Policies
Accounts receivable, net	¥ 100,284
Concentration risk, percentage	23.00%
Accounts receivable | Customer concentration risk | Customer B
Significant Accounting Policies
Accounts receivable, net	¥ 173,719	¥ 119,962
Concentration risk, percentage	39.00%	46.00%